RELATED PARTY TRANSACTIONS - Due From Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from Related Parties	$ 224,576	$ 92,698
Affiliated Entity
Related Party Transaction [Line Items]
Due from Related Parties	224,576	92,698
Affiliated Entity | Management Fees
Related Party Transaction [Line Items]
Due from Related Parties	168,057	78,586
Affiliated Entity | Realized performance income
Related Party Transaction [Line Items]
Due from Related Parties	10,496	0
Affiliated Entity | Administrative fees and other expenses paid on behalf of the Company's products and other related parties
Related Party Transaction [Line Items]
Due from Related Parties	$ 46,023	$ 14,112